Paras Madho
Director
Securities Operations

NYSE Group

07081717

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

Celtnys

1-33817

November 8, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BOTTLING HOLDINGS INVESTMENTS LUXEMBOURG COMMANDITE S.C.A., 4.75% Notes Due November 8, 2010 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 7, 2007. Tentative listing date – Not Yet Determined.

Sincerely,

Paras Madho

END